BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2014
BORROWINGS [Abstract]
Schedule of Short-term Borrowings
	As of December 31,
	2013	2014
	RMB	RMB
Short-term bank borrowings	1,803,593,927	2,566,366,459
Long-term bank borrowings—current portion	171,000,000	40,500,000
Total short-term borrowings	1,974,593,927	2,606,866,459

Schedule of Long-term Borrowings
	As of December 31,
	2013	2014
	RMB	RMB
Long-term bank borrowings	533,000,000	997,000,000
Less: Current portion	(171,000,000)	(40,500,000)
Total long-term borrowings	362,000,000	956,500,000

Schedule of Long-term Future Principal Repayments
Year ending December 31,	RMB
2015	40,500,000
2016	50,000,000
Thereafter	906,500,000
Total	997,000,000